UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-0547

                             Scudder Technology Fund
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Technology Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                Value ($)
                                                                                     --------------------------------------


Common Stocks 95.5%
Consumer Discretionary 3.0%
Internet & Catalog Retail
eBay, Inc.*                                                                              1,000,300              41,792,534
                                                                                                             -------------
Information Technology 91.5%
Communications Equipment 16.0%
Avocent Corp.* (d)                                                                         624,085              21,755,603
CiDRA Corp.*                                                                               241,793                       0
Cisco Systems, Inc.*                                                                     2,153,889              41,246,975
Corning, Inc.*                                                                           1,236,200              23,549,610
Juniper Networks, Inc.*                                                                    434,200              10,416,458
Motorola, Inc.                                                                           2,744,907              58,137,130
Nokia Oyj (ADR)                                                                            780,900              12,455,355
QUALCOMM, Inc.                                                                             802,704              31,698,781
Scientific-Atlanta, Inc. (d)                                                               553,500              21,309,750
                                                                                                             -------------
                                                                                                               220,569,662

Computers & Peripherals 18.0%
Dell, Inc.*                                                                                732,600              29,648,322
EMC Corp.*                                                                               4,111,900              56,291,911
Hewlett-Packard Co.                                                                      1,432,900              35,277,998
International Business Machines Corp.                                                      600,900              50,151,114
Lexmark International, Inc. "A"*                                                           374,368              23,472,874
Network Appliance, Inc.*                                                                   717,100              18,293,221
QLogic Corp.* (d)                                                                          417,200              12,954,060
Sun Microsystems, Inc.*                                                                  5,724,400              21,981,696
                                                                                                             -------------
                                                                                                               248,071,196

Electronic Equipment & Instruments 3.4%
AU Optronics Corp. (ADR)* (d)                                                              714,059              11,324,976
Celestica, Inc.* (d)                                                                     1,065,100              12,408,415
Solectron Corp.*                                                                         3,855,600              14,805,504
Vishay Intertechnology, Inc.* (d)                                                          648,700               9,094,774
                                                                                                             -------------
                                                                                                                47,633,669

Internet Software & Services 6.0%
Check Point Software Technologies Ltd.*                                                    609,100              13,723,023
Google, Inc. "A"* (d)                                                                      101,700              29,265,192
VeriSign, Inc.*                                                                            562,400              14,796,744
Yahoo!, Inc.*                                                                              747,800              24,931,652
                                                                                                             -------------
                                                                                                                82,716,611

IT Consulting & Services 8.5%
Accenture Ltd. "A"*                                                                      1,090,700              27,311,128
Affiliated Computer Services, Inc. "A"* (d)                                                696,500              34,804,105
BearingPoint, Inc.* (d)                                                                  1,115,300               9,156,613
Cognizant Technology Solutions Corp. "A"* (d)                                              429,000              21,055,320
Paychex, Inc.                                                                              713,675              24,914,394
                                                                                                             -------------
                                                                                                               117,241,560

Semiconductors & Semiconductor Equipment 20.1%
Advanced Micro Devices, Inc.* (d)                                                        1,593,000              31,987,440
Applied Materials, Inc.                                                                  1,944,000              35,886,240
Broadcom Corp. "A"* (d)                                                                    522,808              22,360,498
Integrated Circuit Systems, Inc.* (d)                                                      312,700               6,841,876
Intel Corp.                                                                              1,285,900              34,899,326
Maxim Integrated Products, Inc.                                                            398,673              16,692,439
Micron Technology, Inc.* (d)                                                               931,100              11,061,468
National Semiconductor Corp. (d)                                                         1,025,200              25,332,692
Powertech Technology, Inc.                                                               2,102,750               6,762,274
Samsung Electronics Co., Ltd.                                                               27,830              15,247,805
Texas Instruments, Inc.                                                                  1,065,300              33,833,928
Xilinx, Inc.                                                                             1,264,000              35,834,400
                                                                                                             -------------
                                                                                                               276,740,386

Software 19.5%
Computer Associates International, Inc. (d)                                                480,400              13,186,980
Infosys Technologies Ltd. (ADR) (d)                                                        199,300              14,186,174
Mercury Interactive Corp.*                                                                 352,700              13,885,799
Microsoft Corp.                                                                          2,767,256              70,869,426
Oracle Corp.*                                                                            6,439,800              87,452,484
Symantec Corp.*                                                                          1,915,759              42,089,224
TIBCO Software, Inc.* (d)                                                                3,477,100              26,738,899
                                                                                                             -------------
                                                                                                               268,408,986

Materials 0.1%
Metals & Mining
SODIFF Advanced Materials Co., Ltd.*                                                        89,245               1,781,393
                                                                                                             -------------
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
Inmarsat PLC*                                                                              455,500               2,603,834
NeuStar, Inc. "A"*                                                                         111,700               3,127,600
Syniverse Holdings, Inc.* (d)                                                              442,700               6,197,800
                                                                                                             -------------
                                                                                                                11,929,234


Total Common Stocks (Cost $1,076,164,580)                                                                    1,316,885,231
                                                                                                             -------------
Preferred Stocks 0.0%
Information Technology
Communications Equipment
Chorum Technologies, Inc. "E"* (e)(f)                                                      580,046                  40,139
Chorum Technologies, Inc. "F"* (e)(f)                                                    8,860,759                 112,532
CiDRA Corp. "D"* (e)                                                                        42,509                       0
                                                                                                             -------------
                                                                                                                   152,671

Electronic Equipment & Instruments
Axsun* (e)                                                                                 642,674                  51,864
                                                                                                             -------------

Total Preferred Stocks (Cost $31,843,202)                                                                          204,535
                                                                                                             -------------
Convertible Preferred Stocks 0.0%
Information Technology
Communications Equipment
CiDRA Corp. "D"*
(Cost $0)                                                                                   11,706                       0
                                                                                                             -------------
Other Investments 0.7%
Adams Capital Management III LP (1.2% limited partnership interest)* (e)                         -               2,260,095
Adams Capital Management LP (3.6% limited partnership interest)* (e)                             -                 282,200
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (e)                                  -               2,372,400
Asset Management Association 1996 LP (2.5% limited partnership interest)* (e)                    -               1,007,200
Asset Management Association 1998 LP (3.5% limited partnership interest)* (e)                    -                 558,600
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (e)                     -                  57,000
GeoCapital III LP (5.0% limited partnership interest)* (e)                                       -                 415,600
GeoCapital IV LP (2.9% limited partnership interest)* (e)                                        -                 342,000
Hambrecht & Quist Group Venture Partners* (e)                                                    -                  14,000
Med Venture Associates II LP (6.1% limited partnership interest)* (e)                            -                  32,987
Med Venture Associates III LP (2.7% limited partnership interest)* (e)                           -               1,668,333
Sevin Rosen Fund V (2.8% limited partnership interest)* (e)                                      -                 554,700
                                                                                                             -------------
Total Other Investments (Cost $36,645,331)                                                                       9,565,115

Callable Options Purchased 0.0%
International Business Machines Corp.
(Cost $167,276)                                                                             85,900                 163,210
                                                                                                             -------------
Securities Lending Collateral 9.1%
Scudder Daily Assets Fund Institutional, 3.34% (b)(c)
(Cost $125,248,309)                                                                    125,248,309             125,248,309
                                                                                                             -------------
Cash Equivalents 4.3%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $59,471,307)                                                                      59,471,307              59,471,307
                                                                                                             -------------

                                                                                             % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $1,329,540,005)                                            109.6           1,511,537,707
Other Assets and Liabilities, Net                                                             -9.6            -132,849,648
                                                                                                             -------------
Net Assets                                                                                   100.0           1,378,688,059
                                                                                                             =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $121,595,757, which is 8.8% of net assets.

(e) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.


                                                                                                                Value as
Schedule of Restricted                       Acquisition              Acquisition                               % of Net
Securities                                   Date                     Cost ($)            Value ($)             Assets
---------------------------------------------------------------------------------------------------------------------------
Adams Capital Management III                 October 1997 to
LP**                                         August 2003                      3,450,000           2,260,095           0.16
---------------------------------------------------------------------------------------------------------------------------
Adams Capital Management LP**                November 2000 to
                                             August 2000                      1,889,204             282,200           0.02
---------------------------------------------------------------------------------------------------------------------------
Alloy Venture 2000 LP**                      April 2000 to
                                             June 2003                        4,369,304           2,372,400           0.17
---------------------------------------------------------------------------------------------------------------------------
Asset Management Association                 June 1996 to
1996 LP**                                    July 2000                        1,691,465           1,007,200           0.07
---------------------------------------------------------------------------------------------------------------------------
Asset Management Association                 December 1998 to
1998 LP**                                    November 2001                    2,816,280             558,600           0.04
---------------------------------------------------------------------------------------------------------------------------
Axsun                                        December 2000                    7,500,006              51,864          -
---------------------------------------------------------------------------------------------------------------------------
Chorum Technologies, Inc. "F"                September 2001 to
preferred stock                              December 2001                   10,197,953             112,532           0.01
---------------------------------------------------------------------------------------------------------------------------
Chorum Technologies, Inc. "E"                September 2000                   8,642,120              40,139          -
---------------------------------------------------------------------------------------------------------------------------
CiDRA Corp.                                  June 2000                        5,587,752                   -              -
---------------------------------------------------------------------------------------------------------------------------
Crosspoint Venture Partners                  April 1993 to
1993 LP**                                    November 1998                      132,184              57,000          -
---------------------------------------------------------------------------------------------------------------------------
GeoCapital III LP**                          December 1993 to
                                             December 1996                    1,070,773             415,600           0.03
---------------------------------------------------------------------------------------------------------------------------
GeoCapital IV LP**                           April 1996 to
                                             March 2000                       2,193,196             342,000           0.02
---------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist Group
Venture Partners                             March 2000                      14,000,000              14,000          -
---------------------------------------------------------------------------------------------------------------------------
Med Venture Associates II LP**               May 1996 to
                                             January 2002                       987,127              32,987          -
---------------------------------------------------------------------------------------------------------------------------
Med Venture Associates III LP**              September 1998 to
                                             October 2003                     1,694,923           1,668,333           0.12
---------------------------------------------------------------------------------------------------------------------------
Sevin Rose Fund V**                          April 1996 to
                                             June 2001                        2,350,876             554,700           0.04
---------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                       9,769,650           0.68
---------------------------------------------------------------------------------------------------------------------------

** These securities represent venture capital funds.

(f) An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the nine months ended July 31, 2005 with companies which are or were affiliates is as follows:

                           Value ($)                                Realized                     Shares at
                         at October 31,    Purchase        Sales    Gain/         Dividend       July 31,
Affiliate                     2004         Cost($)        Cost($)   Loss($)       Income($)        2005             Value($)
----------------------------------------------------------------------------------------------------------------------------
Chorum
Technologies "E"                       -   8,642,120             -           -            -         580,046         40,139
----------------------------------------------------------------------------------------------------------------------------
Chorum
Technologies "F"                 173,354   1,129,059             -           -            -       8,860,759        112,532
----------------------------------------------------------------------------------------------------------------------------
                                 173,354   9,771,179             -           -            -                        152,671
----------------------------------------------------------------------------------------------------------------------------


At July 31, 2005, open written options were as follows:

Written                                                    # of      Expiration           Strike
Options                                                  Contracts     Date              Price ($)      Value ($)
------------------------------------------------------------------------------------------------------------------
Call Options
International Business Machines Corp.                        1,718    8/20/2005              85.0         (85,900)
------------------------------------------------------------------------------------------------------------------
Put Options
Mercury Interactive Corp.                                    1,340    8/20/2005              40.0        (160,800)
------------------------------------------------------------------------------------------------------------------

Yahoo!, Inc.                                                 2,240    8/20/2005              37.5        (918,400)
------------------------------------------------------------------------------------------------------------------
Total outstanding written options (Premiums received $689,261)                                         (1,165,100)
------------------------------------------------------------------------------------------------------------------

ADR:  American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Technology Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Technology Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005